Guardian Variable Products Trust
10 Hudson Yards
New York, NY 10001

September 19, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guardian Variable Products Trust File Nos. 333-210205; 811-23148

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, we are filing via the EDGAR system a preliminary proxy statement on behalf of Guardian Variable Products Trust (the “Registrant”) with respect to Guardian Diversified Research VIP Fund, a series of the Registrant.

No fee is required in connection with this filing. Please contact the undersigned at (646) 283-7117 or Kathleen_Moynihan@glic.com or Corey Rose of Dechert LLP at (202) 261-3314 or Corey.Rose@dechert.com with any comments or questions concerning this filing.

Very truly yours,

/s/ Kathleen M. Moynihan

Kathleen M. Moynihan
Senior Counsel

Copy to: Corey F. Rose, Dechert LLP